Accrued Expenses	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes to Financial Statements
Accrued Expenses

Accrued expenses are composed of the following at December 31, 2015 and March 31, 2015:

	December 31,	March 31,
	2015	2015

Accrued professional services	$367,000	$213,800
Accrued compensation	561,100	990,700
All other	1,000	2,000

	$929,100	$1,206,500

7. Accrued Expenses Accrued expenses consist of:
	March 31,
	2015	2014

Accrued professional services	$213,800	$135,700
Accrued compensation	990,700	489,900
All other	2,000	-

	$1,206,500	$625,600